--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                                   VALUE LINE
                                U.S. GOVERNMENT
                                  SECURITIES
                                   FUND, INC.

                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT,
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #526113

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.
                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The last six months has been a period of weakening economic growth along with heightened geopolitical tensions. During this period of economic and geopolitical uncertainty, bonds continued to benefit from a flight to safety as investors abandoned riskier assets, mainly equities, whose value declined during this period. For the six-month period ended February 28, 2003, your Fund returned 3.75% versus the 3.64% return of the unmanaged Lehman Brothers Intermediate Government Bond Index(1), a proxy for the Fund's government investment strategy.

In this environment of slowing economic growth, the Federal Reserve Board, in an attempt to stimulate growth, eased monetary policy by lowering short-term interest rates in November of 2002. The federal funds rate, the overnight borrowing rate among banks, fell from 1.75% to 1.25%. Short-term and long-term bonds rallied in price as yields dropped. The yield on the benchmark U.S. Treasury 10-year note fell from 4.14% at the end of August 2002, to 3.69%, at the close of the six-month period, February 28, 2003. The decline in yields among short-term securities was even more dramatic. The 2-year Treasury note dropped from 2.13% to 1.51%, a new low point in yields.

Thus far, lower interest rates from an accomodative monetary policy have supported the economy and helped to prevent a recession. The housing sector has been a particular beneficiary as it has been the strongest economic sector. A positive resolution to the Iraqi conflict and the establishment of a stable government is also a necessary prerequisite for a stronger economy.

Your Fund continues to benefit from the strength of the bond market as a combination of price gains and interest income generates a solid total return. The Fund continues to emphasize intermediate bond maturities and U.S. agency securities with higher yields.

Your Fund's long-term strategy is focused upon generating high income consistent with safety of principal by investing primarily in U.S. Government securities, representing the highest level of safety. Among the Fund's issues, risk is controlled by limiting average maturity to 10 years, and by maintaining a well-diversified portfolio. These measures, we believe, protect the Fund from dramatic swings in value caused by fluctuating interest rates and produce more stable and consistent performance.


We appreciate your continued support.

                                  Sincerely,


                                   /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  CHAIRMAN and PRESIDENT

April 14, 2003



--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX REPRESENTS THE INTERMEDIATE MATURITIES (1-10 YEARS) OF THE U.S. TREASURY AND U.S. AGENCY SEGMENT OF THE FIXED-INCOME MARKET. THE RETURNS FOR THE INDEX DO NOT
    REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX. A U.S. TREASURY SECURITY IS ISSUED BY THE TREASURY DEPARTMENT OF THE U.S. GOVERNMENT. U.S. AGENCY SECURITIES ARE ISSUED BY OTHER GOVERNMENT AGENCIES SUCH AS FEDERAL HOME LOAN BANK, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND FEDERAL HOME LOAN MORTGAGE CORPORATION.
--------------------------------------------------------------------------------
2

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

U.S. GOVERMENT SECURITIES FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Thus, following a strong opening quarter in 2002, in which the nation's gross domestic product surged by 5.0%, a lackluster second quarter that saw the pace of expansion cut back sharply to 1.3%, and a subsequent stepup in the third quarter, with GDP growth coming in at a relatively strong 4.0%, the pace of activity slowed again, and markedly so. Indeed, few areas, save for housing, are participating in this irregular business expansion to any degree. It wasn't surprising, therefore, that the government recently reported revised figures for 2002 showing just nominal fourth-quarter gross domestic product growth.

What's more, there appears to be no quick or easy cure for what ails this economy, given the continued uncertainty regarding the establishment of a stable government in Iraq and given the fact that the President's fiscal stimulus package is still up in the air. Such uncertainty will continue to have a negative effect on both consumer spending and business capital investment. All told, we project that GDP will increase just slightly in the first half of 2003, before some expected resolution of the above global and domestic uncertainties helps to better underpin the economy after midyear.

Inflation, meantime, remains muted, thanks partly to modest labor cost increases. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some increase in pricing pressures will emerge. Absent a much more vigorous long-term business recovery than we now forecast, or a resumption of the sharp rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable with, at most, a gentle upward bias commencing by 2004.

PERFORMANCE DATA:*

                              GROWTH OF
                              AN ASSUMED      AVERAGE
                            INVESTMENT OF      ANNUAL
                               $10,000      TOTAL RETURN
                           --------------- -------------
 1 year ended 02/28/03 ...     $10,983          9.83%
 5 years ended 02/28/03 ..     $14,025          7.00%
10 years ended 02/28/03 ..     $17,519          5.77%


* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


   PRINCIPAL                                                                                   MATURITY
    AMOUNT                                                                          RATE         DATE          VALUE
--------------                                                                   ----------   ----------   -------------
U.S. TREASURY OBLIGATIONS (12.4%)
 $ 4,000,000     U.S. Treasury Notes .........................................       6.50%     10/15/06     $ 4,596,096
   2,000,000     U.S. Treasury Notes .........................................       6.25       2/15/07       2,296,720
   4,000,000     U.S. Treasury Notes .........................................       6.13       8/15/07       4,610,472
   2,000,000     U.S. Treasury Notes .........................................       5.50       5/15/09       2,279,922
   1,000,000     U.S. Treasury Notes .........................................       6.00       8/15/09       1,169,024
   1,000,000     U.S. Treasury Bonds .........................................       7.25       8/15/22       1,327,266
   1,000,000     U.S. Treasury Bonds .........................................       6.25       8/15/23       1,198,633
   1,000,000     U.S. Treasury Bonds .........................................       6.38       8/15/27       1,226,719
   1,000,000     U.S. Treasury Bonds .........................................       6.13      11/15/27       1,192,501
------------                                                                                                -----------
  17,000,000     TOTAL U.S. TREASURY OBLIGATIONS
------------      (COST $19,187,621) .........................................                               19,897,353
                                                                                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (74.5%)
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (45.7%)
   3,974,139     Federal National Mortgage Association Pool #313031 ..........       6.72       7/01/03       3,983,017
   7,487,016     Federal National Mortgage Association Pool #313032 ..........       7.03       7/01/06       8,147,070
   1,000,000     Federal National Mortgage Association .......................       3.15       7/28/06       1,002,556
   4,000,000     Federal National Mortgage Association .......................       4.75       1/02/07       4,274,352
   1,000,000     Federal National Mortgage Association .......................       3.25       1/29/07       1,016,231
   1,000,000     Federal National Mortgage Association .......................       3.25      11/15/07       1,018,663
   3,000,000     Federal National Mortgage Association .......................       3.25       1/15/08       3,048,930
   9,875,320     Federal National Mortgage Association Pool #375667 ..........       6.02       2/01/08      10,921,230
  10,000,000     Federal National Mortgage Association Pool #380188 ..........       6.45       4/01/08      11,048,440
   1,000,000     Federal National Mortgage Association .......................       6.00       5/15/08       1,143,171
     552,021     Federal National Mortgage Association Pool #254243 ..........       6.00       2/01/09         571,854
     832,498     Federal National Mortgage Association Pool #254273 ..........       5.00       3/01/09         861,264
   2,000,000     Federal National Mortgage Association .......................       6.38       6/15/09       2,337,240
   2,000,000     Federal National Mortgage Association .......................       6.13       3/15/12       2,315,926
     837,669     Federal National Mortgage Association Pool #511823 ..........       5.50       5/01/16         874,229
   2,233,395     Federal National Mortgage Association Pool #622373 ..........       5.50      12/01/16       2,330,870
     801,331     Federal National Mortgage Association Pool #615289 ..........       5.50      12/01/16         836,304
   1,372,238     Federal National Mortgage Association Pool #623503 ..........       6.00       2/01/17       1,441,470
     717,431     Federal National Mortgage Association Pool #631328 ..........       5.50       2/01/17         748,649
      81,936     Federal National Mortgage Association Pool #643277 ..........       5.50       4/01/17          85,501
     104,024     Federal National Mortgage Association Pool #638247 ..........       5.50       5/01/17         108,550
   1,000,000     Federal National Mortgage Association Pool #254684 ..........       5.00       3/01/18       1,031,285
   1,961,050     Federal National Mortgage Association Pool #412682 ..........       6.00       3/01/28       2,045,663
   1,397,057     Federal National Mortgage Association Pool #425239 ..........       6.50       4/01/28       1,463,453

--------------------------------------------------------------------------------
4

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------


  PRINCIPAL                                                                                   MATURITY
    AMOUNT                                                                         RATE         DATE          VALUE
-------------                                                                   ----------   ----------   -------------
 $   922,365    Federal National Mortgage Association Pool #424691 ..........       6.50%      4/01/28     $   966,201
   1,000,000    Federal National Mortgage Association .......................       7.25       5/15/30       1,288,377
   1,000,000    Federal National Mortgage Association .......................       6.63      11/15/30       1,205,061
     287,745    Federal National Mortgage Association Pool #571090 ..........       7.50       1/01/31         306,661
      22,394    Federal National Mortgage Association Pool #568625 ..........       7.50       1/01/31          23,867
      34,041    Federal National Mortgage Association Pool #573935 ..........       7.50       3/01/31          36,279
   2,125,051    Federal National Mortgage Association Pool #626440 ..........       7.50       2/01/32       2,264,481
     717,992    Federal National Mortgage Association Pool #629297 ..........       6.50       2/01/32         751,426
     742,406    Federal National Mortgage Association Pool #634996 ..........       6.50       5/01/32         776,971
     721,891    Federal National Mortgage Association Pool #254383 ..........       7.50       5/01/32         769,257
   2,428,371    Federal National Mortgage Association Pool #254476 ..........       5.50       9/01/32       2,489,236
 -----------                                                                                               -----------
  68,229,381    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 -----------
                 (COST $68,927,008) .........................................                               73,533,735
                                                                                                           -----------
                FEDERAL HOME LOAN BANK (10.6%)
   1,000,000    Federal Home Loan Bank ......................................       4.13       5/13/05       1,050,646
   1,000,000    Federal Home Loan Bank ......................................       4.88       8/15/05       1,072,997
   1,000,000    Federal Home Loan Bank ......................................       2.50       8/25/05       1,000,448
   3,000,000    Federal Home Loan Bank ......................................       2.50       3/15/06       3,035,751
   1,500,000    Federal Home Loan Bank ......................................       4.88       5/15/07       1,632,612
   1,500,000    Federal Home Loan Bank ......................................       3.50      11/15/07       1,538,682
   1,000,000    Federal Home Loan Bank ......................................       5.25      11/14/08       1,107,609
   1,000,000    Federal Home Loan Bank ......................................       6.21       6/02/09       1,158,565
   1,500,000    Federal Home Loan Bank ......................................       4.50      11/15/12       1,546,778
   3,000,000    Federal Home Loan Bank ......................................       7.45       2/03/20       3,954,276
 -----------                                                                                               -----------
  15,500,000    TOTAL FEDERAL HOME BANK
 -----------
                 (COST $16,286,741) .........................................                               17,098,364
                                                                                                           -----------
                FEDERAL HOME LOAN MORTGAGE CORPORATION (10.3%)
   1,000,000    Federal Home Loan Mortgage Corporation ......................       4.30       5/31/05       1,006,523
   1,000,000    Federal Home Loan Mortgage Corporation ......................       4.25       6/15/05       1,057,168
   1,500,000    Federal Home Loan Mortgage Corporation ......................       3.00      12/16/05       1,518,158
   1,000,000    Federal Home Loan Mortgage Corporation ......................       5.95       1/19/06       1,109,524
   1,000,000    Federal Home Loan Mortgage Corporation ......................       3.55       6/29/07       1,016,925
   7,500,000    Federal Home Loan Mortgage Corporation ......................       5.88       3/21/11       8,363,430
   2,000,000    Federal Home Loan Mortgage Corporation ......................       6.75       3/15/31       2,453,018
 -----------                                                                                               -----------
  15,000,000    TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
 -----------
                 (COST $15,308,413) .........................................                               16,524,746
                                                                                                           -----------

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


   PRINCIPAL                                                                                      MATURITY
    AMOUNT                                                                             RATE         DATE           VALUE
--------------                                                                      ----------   ----------   --------------
                 PRIVATE EXPORT FUNDING CORPORATION (4.0%)
 $  5,000,000    Private Export Funding Corporation Series "J" ..................       7.65%      5/15/06     $  5,826,745
      500,000    Private Export Funding Corporation Series "L" ..................       5.75       1/15/08          562,251
 ------------                                                                                                  ------------
    5,500,000    TOTAL PRIVATE EXPORT FUNDING CORPORATION
 ------------
                  (COST $5,500,000) .............................................                                 6,388,996
                                                                                                               ------------
                 FEDERAL FARM CREDIT BANK (2.7%)
    1,000,000    Federal Farm Credit Bank .......................................       4.85      10/25/12        1,055,068
    3,000,000    Federal Farm Credit Bank .......................................       5.70       7/03/17        3,284,313
 ------------                                                                                                  ------------
    4,000,000    TOTAL FEDERAL FARM CREDIT BANK
 ------------
                  (COST $4,060,854) .............................................                                 4,339,381
                                                                                                               ------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.2%)
       55,024    Government National Mortgage Association Pool #541349 ..........       6.00       4/15/31           57,667
       65,122    Government National Mortgage Association Pool #557681 ..........       6.00       8/15/31           68,250
      807,709    Government National Mortgage Association Pool #548880 ..........       6.00      12/15/31          846,510
      891,561    Government National Mortgage Association Pool #551762 ..........       6.00       4/15/32          934,379
 ------------                                                                                                  ------------
    1,819,416    TOTAL GOVERNMENT NATIONAL MORTGAGE
 ------------
                  ASSOCIATION (COST $1,819,614) .................................                                 1,906,806
                                                                                                               ------------
  110,048,797    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 ------------
                  (COST $111,902,630) ...........................................                               119,792,028
                                                                                                               ------------
  127,048,797    TOTAL INVESTMENT SECURITIES (86.9%)
 ------------
                  (COST $131,090,251) ...........................................                               139,689,381
                                                                                                               ------------


--------------------------------------------------------------------------------
6

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                                    VALUE
--------------                                                                                          -----------------
REPURCHASE AGREEMENTS (12.4%) (INCLUDING ACCRUED INTEREST)
 $10,000,000   Collateralized by $6,887,000 U.S. Treasury Bonds 8.875%, due 8/15/17, with a value of
                 $10,203,949 (with UBS Warburg LLC, 1.33%, dated 2/28/03, due 3/03/03, delivery value
                 $10,001,108) .........................................................................   $  10,000,369
   9,900,000   Collateralized by $10,115,000 U.S. Treasury Notes 1.500%, due 2/28/05, with a value of
------------
               $10,179,799 (with State Street Bank and Trust Company, 1.26%, dated 2/28/03, due
                 3/03/03, delivery value $9,901,040) ..................................................       9,900,347
                                                                                                          -------------
  19,900,000   TOTAL REPURCHASE AGREEMENTS (12.4%)
------------
                (COST $19,900,716) ....................................................................      19,900,716
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                          1,242,890
                                                                                                          -------------
               NET ASSETS (100.0%) ....................................................................   $ 160,832,987
                                                                                                          =============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
                 SHARE ($160,832,987 - 13,176,210 SHARES OF CAPITAL STOCK OUTSTANDING) ................   $       12.21
                                                                                                          =============



SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                               7

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS FOR
AT FEBRUARY 28, 2003 (UNAUDITED)                                       THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ASSETS:                                                                INVESTMENT INCOME:
Investment securities, at value                                        Interest income ..............................    $3,621,617
   (Cost - $131,090,251) .......................   $139,689,381                                                          ----------
Repurchase agreements                                                  EXPENSES:
   (Cost - $19,900,716) ........................     19,900,716        Advisory fee .................................       389,092
Cash ...........................................         36,623        Service & distribution plan fees .............       194,546
Interest receivable ............................      1,457,781        Transfer agent fees ..........................        43,149
Receivable for capital shares sold .............         38,105        Auditing and legal fees ......................        31,810
Prepaid insurance expense ......................          2,307        Custodian fees ...............................        18,740
                                                   -------------       Registration and filing fees .................        17,856
  TOTAL ASSETS .................................    161,124,913        Printing .....................................        13,315
                                                   -------------       Directors' fees and expenses .................         9,819
LIABILITIES:                                                           Postage ......................................         9,555
Payable for capital shares repurchased .........        137,759        Telephone, insurance, dues and other .........         5,492
Accrued expenses:                                                                                                        ----------
  Advisory fee .................................         61,960             Total Expenses Before Custody
  Service & distribution plan fee ..............         30,980                Credits ..............................       733,374
  Other ........................................         61,227             Less: Custody Credits ...................          (485)
                                                   -------------                                                         ----------
  TOTAL LIABILITIES ............................        291,926             Net Expenses ............................       732,889
                                                   -------------                                                         ----------
NET ASSETS .....................................   $160,832,987        NET INVESTMENT INCOME ........................     2,888,728
                                                   =============                                                         ----------
NET ASSETS CONSIST OF:                                                 NET REALIZED AND UNREALIZED GAIN ON
Capital stock, at $1 par value                                            INVESTMENTS:
   (authorized 100,000,000, outstanding                                     Net Realized Gain .......................       963,373
   13,176,210 shares) ..........................   $ 13,176,208             Change in Net Unrealized
Additional paid-in capital .....................    183,415,501                Appreciation (Depreciation) ..........     1,899,147
Undistributed net investment income ............        806,900                                                          ----------
Accumulated net realized loss on                                       NET REALIZED GAIN AND CHANGE IN NET
   investments .................................    (45,164,752)          UNREALIZED APPRECIATION
Net unrealized appreciation of                                            (DEPRECIATION) ON INVESTMENTS .............     2,862,520
   investments .................................      8,599,130                                                          ----------
                                                   -------------       NET INCREASE IN NET ASSETS FROM
NET ASSETS .....................................   $160,832,987           OPERATIONS ................................    $5,751,248
                                                   =============                                                         ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER OUTSTANDING
   SHARE ($160,832,987 - 13,176,210
   SHARES OUTSTANDING) .........................   $      12.21
                                                   =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 2002
---------------------------------------------------------------------------------------------


                                                                        SIX MONTHS
                                                                          ENDED              YEAR ENDED
                                                                    FEBRUARY 28, 2003        AUGUST 31,
                                                                       (UNAUDITED)              2002
                                                                   -------------------   -----------------
OPERATIONS:
 Net investment income ...........................................   $    2,888,728       $    6,204,297
 Net realized gain on investments ................................          963,373            2,935,615
 Change in net unrealized appreciation (depreciation) ............        1,899,147            3,368,375
                                                                     --------------       --------------
 Net increase in net assets from operations ......................        5,751,248           12,508,287
                                                                     --------------       --------------
DIVIDENDS TO SHAREHOLDERS:
 Net investment income ...........................................       (3,036,634)          (6,332,607)
                                                                     --------------       --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ....................................      107,286,269          133,951,436
 Proceeds from reinvestment of distributions to shareholders .....        2,583,610            5,359,856
 Cost of shares repurchased ......................................     (107,410,381)        (140,421,110)
                                                                     --------------       --------------
 Net increase (decrease) from capital share transactions .........        2,459,498           (1,109,818)
                                                                     --------------       --------------
TOTAL INCREASE IN NET ASSETS .....................................        5,174,112            5,065,862
NET ASSETS:
 Beginning of period .............................................      155,658,875          150,593,013
                                                                     --------------       --------------
 End of period ...................................................   $  160,832,987       $  155,658,875
                                                                     ==============       ==============
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD ............   $      806,900       $      954,806
                                                                     ==============       ==============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices, or when stock exchange valuations are used, at the latest quoted sale price as of the close of business of the New York Stock Exchange on the valuation date. The Fund values mortgage-backed securities other than GNMA's (Government National Mortgage Association) on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for GNMA's, U.S. Treasury and U.S. Government Agency notes and debentures are determined on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND RELATED INCOME.
 Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.


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10

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 28, 2003
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS AND DIVIDENDS TO SHAREHOLDERS

Transactions in capital stock were as follows:


                                      SIX MONTHS
                                         ENDED
                                     FEBRUARY 28,       YEAR ENDED
                                         2003           AUGUST 31,
                                      (UNAUDITED)          2002
                                    --------------   ----------------
Shares sold .....................    8,923,806        11,548,967
Shares issued to
   shareholders in
   reinvestment of
   dividends ....................      214,587           468,856
                                     ---------        ----------
                                     9,138,393        12,017,823
Shares repurchased ..............   (8,934,662)      (12,129,138)
                                    ----------       -----------
Net increase (decrease) .........      203,731          (111,315)
                                    ==========       ===========
Dividends per share .............   $     .235       $      .495
                                    ==========       ===========

Dividends and distributions to shareholders are recorded on the ex-dividend date.

On March 12, 2003 the Fund's Board of Directors declared a quarterly dividend from net investment income of $.105 per share payable on March 27, 2003 to shareholders of record on March 24, 2003.



3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term investments, were as follows:





                                                        SIX MONTHS
                                                          ENDED
                                                    FEBRUARY 28, 2003
                                                       (UNAUDITED)
                                                -------------------------
PURCHASES:
U.S. Treasury Obligations ..........................   $10,133,114
U.S. Government Agency Obligations
   and Other Investment Securities .................    42,953,544
                                                       -----------
                                                       $53,086,658
                                                       ===========


                                                        SIX MONTHS
                                                          ENDED
                                                    FEBRUARY 28, 2003
                                                       (UNAUDITED)
                                                -------------------------
SALES AND REDEMPTIONS:
U.S. Treasury Obligations ..........................   $ 9,928,125
U.S. Government Agency Obligations
   and Other Investment Securities .................    43,740,957
                                                       -----------
                                                       $53,669,082
                                                       ===========


4. INCOME TAXES

At February 28, 2003, information on the tax basis of investments is as follows:


                                                  (UNAUDITED)
                                                 ---------------
Cost of investments for tax purposes .........   $150,990,967
                                                 ============
Gross tax unrealized appreciation ............   $  8,599,130
Gross tax unrealized depreciation ............   $          0
                                                 ------------
Net tax unrealized appreciation on
   investments ...............................   $  8,599,130
                                                 ============
Capital loss carryforward, expires
   August 31, 2003 ...........................   $ 32,175,371
Capital loss carryforward, expires
   August 31, 2004 ...........................      8,976,510
Capital loss carryforward, expires
   August 31, 2005 ...........................      2,829,335
Capital loss carryforward, expires
   August 31, 2008 ...........................      2,132,091
                                                 ------------
Capital loss carryforward, at August 31,
   2002 ......................................   $ 46,113,307
                                                 ============

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.


--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      FEBRUARY 28, 2003
--------------------------------------------------------------------------------

The tax composition of dividends paid during the six months ending February 28, 2003 and the fiscal year ended August 31, 2002 is as follows:


                             FEBRUARY 28,
                                 2003         AUGUST 31,
                             (UNAUDITED)         2002
                            -------------   -------------
Ordinary Income .........   $3,036,634      $6,332,607
                            ==========      ==========

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
        AFFILIATES

An advisory fee of $389,092 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended February 28, 2003. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the period and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $194,546 were paid or payable to the Distributor under this Plan for the six months ended February 28, 2003.

For the six months ended February 28, 2003, the Fund's expenses were reduced by $485 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 28, 2003 owned 216,633 shares of the Fund's capital stock, representing 1.64% of the outstanding shares. In addition, officers and directors owned 925 shares of capital stock, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
12

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                   SIX MONTHS
                                      ENDED                                   YEARS ENDED AUGUST 31,
                                FEBRUARY 28, 2003    ------------------------------------------------------------------------
                                   (UNAUDITED)         2002            2001            2000            1999            1998
                                    --------         --------        --------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF
 PERIOD .........................   $  12.00         $  11.51        $  10.87        $  10.81        $  11.44        $  11.04
                                    --------         --------        --------        --------        --------        --------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income .........        .22              .50             .58             .64             .61             .69
  Net gains or losses on
    securities (both realized
    and unrealized) .............        .23              .49             .67             .04            (.62)            .41
                                    --------         --------        --------        --------        --------        --------
Total income (loss) from
 investment operations ..........        .45              .99            1.25             .68            (.01)           1.10
                                    --------         --------        --------        --------        --------        --------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...........       (.24)            (.50)           (.61)           (.62)           (.62)           (.70)
  Distributions from capital
    gains .......................         --               --              --              --              --              --
                                    --------         --------        --------        --------        --------        --------
  Total distributions ...........       (.24)            (.50)           (.61)           (.62)           (.62)           (.70)
                                    --------         --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD ..   $  12.21         $  12.00        $  11.51        $  10.87        $  10.81        $  11.44
                                    ========         ========        ========        ========        ========        ========
TOTAL RETURN ....................       3.75%+           8.84%          11.82%           6.53%          (0.17)%         10.28%
                                    ========         ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .....................   $160,833         $155,659        $150,593        $140,408        $167,231        $185,294
Ratio of operating expenses to
 average net assets .............       0.94%*(2)         .92%(2)         .92%(2)         .73%(2)         .67%(2)         .66%(1)
Ratio of net investment income to
 average net assets .............       3.71%*           4.17%(3)        5.17%           5.82%           5.40%           6.07%
Portfolio turnover rate .........         38%             168%            140%             49%            125%            159%


(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 AND FOR THE YEARS ENDED AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000, AND WOULD HAVE BEEN 0.66% FOR THE YEAR ENDED AUGUST 31, 1999.

(3) AS REQUIRED, EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 ON NET INVESTMENT INCOME AND NET REALIZED GAINS AND LOSSES WAS LESS $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.24% TO 4.17%

 + NOT ANNUALIZED

 * ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              13

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

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

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

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

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.


                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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16